Property and Equipment (Detail) (USD $) In Millions, unless otherwise specified	Jul. 29, 2012	Jan. 29, 2012	Jan. 30, 2011
Property, Plant and Equipment [Line Items]
Property plant and equipment gross		$ 815	$ 756
Less accumulated depreciation & amortization		(417)	(366)
Property and equipment, net	389	398	390
Land
Property, Plant and Equipment [Line Items]
Property plant and equipment gross		42	45
Building and Building Improvements
Property, Plant and Equipment [Line Items]
Property plant and equipment gross		206	214
Transportation Equipment
Property, Plant and Equipment [Line Items]
Property plant and equipment gross		44	20
Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Property plant and equipment gross		298	288
Software
Property, Plant and Equipment [Line Items]
Property plant and equipment gross		185	177
Construction in Progress
Property, Plant and Equipment [Line Items]
Property plant and equipment gross		$ 40	$ 12